TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses and Statement of Additional Information

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Transamerica Arbitrage Strategy

The following information supplements and amends information concerning Transamerica Arbitrage Strategy:

The Board of Trustees of Transamerica Funds has approved the liquidation of Transamerica Arbitrage Strategy effective on or about September 18, 2015. Prior to the fund’s liquidation, shareholders may exchange their fund shares for shares of the same class of another series of Transamerica Funds.

In order to achieve an orderly liquidation, the fund may depart from its stated investment objective and policies and may hold a significant portion of total assets in cash, U.S. Government securities and other short-term debt instruments.

Effective on or about September 18, 2015, Transamerica Arbitrage Strategy is deleted in its entirety from the Class I2 Prospectus and the Statement of Additional Information.

Effective on or about September 18, 2015, references to Transamerica Arbitrage Strategy are deleted from the section entitled “List and Description of Certain Underlying Funds” in the Retail Prospectus.

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Transamerica Opportunistic Allocation

The following information supplements and amends information concerning Transamerica Opportunistic Allocation:

The Board of Trustees of Transamerica Funds has approved the liquidation of Transamerica Opportunistic Allocation effective on or about September 18, 2015. Prior to the fund’s liquidation, shareholders may exchange their fund shares for shares of the same class of another series of Transamerica Funds. Redemption of Class A and Class C shares of Transamerica Opportunistic Allocation will not be subject to contingent deferred sales charges starting on August 31, 2015.

In order to achieve an orderly liquidation, the fund may depart from its stated investment objective and policies and may hold a significant portion of total assets in cash, U.S. Government securities and other short-term debt instruments.

Effective on or about September 18, 2015, Transamerica Opportunistic Allocation is deleted in its entirety from the Retail Prospectus and the Statement of Additional Information.

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Investors Should Retain this Supplement for Future Reference

July 24, 2015